UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	11/30/2009

Item 1.	Schedule of Investments

Jennison Blend Fund, Inc.

Schedule of Investments

as of November 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS 98.5%

Aerospace & Defense 1.2%
24,200	AAR Corp.(a)(b)	$451,572
34,200	Dyncorp International, Inc.(Class A Stock)(a)	478,116
16,300	Esterline Technologies Corp.(a)	658,357
89,600	GenCorp, Inc.(a)	699,776
37,300	GeoEye, Inc.(a)(b)	1,162,641
58,300	Moog, Inc.(Class A Stock)(a)	1,539,703
44,300	Precision Castparts Corp.	4,593,024
15,500	TransDigm Group, Inc.	671,925
7,700	Triumph Group, Inc.	369,523
44,200	United Technologies Corp.	2,972,008

		13,596,645

Air Freight & Logistics 0.1%
25,400	Atlas Air Worldwide Holdings, Inc.(a)	744,220
40,200	UTi Worldwide, Inc.(b)	525,414

		1,269,634

Auto Components 0.7%
60,700	Dana Holding Corp.(a)	441,896
70,200	Dorman Products, Inc.(a)	1,038,258
464,500	Goodyear Tire & Rubber Co. (The)(a)	6,368,295

		7,848,449

Beverages 1.0%
180,300	PepsiCo, Inc.	11,218,266

Biotechnology 2.1%
48,200	Alkermes, Inc.(a)	432,836
151,900	Celgene Corp.(a)	8,422,855
447,000	Cytokinetics, Inc.(a)	1,385,700
235,398	Gilead Sciences, Inc.(a)	10,840,078
74,500	Infinity Pharmaceuticals, Inc.(a)	450,725
710,300	Insmed, Inc.(a)	546,931
15,400	OSI Pharmaceuticals, Inc.(a)(b)	512,974

		22,592,099

Building Products 0.2%
69,000	AAON, Inc.(b)	1,306,860
42,200	Apogee Enterprises, Inc.	577,718

		1,884,578

Shares	Description	Value

COMMON STOCKS (Continued)

Capital Markets 5.3%
195,698	Bank of New York Mellon Corp. (The)	5,213,394
160,100	Broadpoint Gleacher Securities, Inc.(a)	867,742
320,100	Charles Schwab Corp. (The)	5,867,433
760,400	E*Trade Financial Corp.(a)	1,247,056
165,200	Eaton Vance Corp.	4,979,128
74,100	Federated Investors, Inc.(Class B Stock)(b)	1,910,298
120,500	Goldman Sachs Group, Inc. (The)	20,444,030
45,200	Investment Technology Group, Inc.(a)	824,900
46,500	Janus Capital Group, Inc.(b)	608,685
63,400	Knight Capital Group, Inc.(Class A Stock)(a)	928,176
255,100	Morgan Stanley	8,056,058
27,000	optionsXpress Holdings, Inc.	413,100
47,900	Prospect Capital Corp.(b)	521,152
26,600	Raymond James Financial, Inc.	646,114
122,366	Safeguard Scientifics, Inc.(a)	1,130,662
237,400	TD Ameritrade Holding Corp.(a)	4,662,536

		58,320,464

Chemicals 1.3%
37,100	China Green Agriculture, Inc.(a)(b)	593,600
358,300	Dow Chemical Co. (The)	9,953,574
28,200	Huntsman Corp.	268,464
24,600	International Flavors & Fragrances, Inc.	1,001,712
26,600	Intrepid Potash, Inc.(a)(b)	809,704
17,000	Stepan Co.	1,066,240

		13,693,294

Commercial Banks 0.6%
33,100	Bank of The Ozarks, Inc.(b)	879,798
776,000	KeyCorp	4,547,360
331,800	Popular, Inc.(b)	786,366
12,900	Prosperity Bancshares, Inc.(b)	513,807

		6,727,331

Commercial Services & Supplies 1.1%
14,700	United Stationers, Inc.(a)	748,818
54,800	Waste Connections, Inc.(a)	1,778,260
273,100	Waste Management, Inc.(b)	8,968,604

		11,495,682

Communications Equipment 3.2%
63,700	3Com Corp.(a)	469,469
176,400	ADTRAN, Inc.(b)	3,727,332
411,900	Cisco Systems, Inc.(a)	9,638,460
149,000	CommScope, Inc.(a)(b)	3,744,370

Shares	Description	Value

COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
21,200	F5 Networks, Inc.(a)	997,036
65,200	Juniper Networks, Inc.(a)	1,703,676
114,800	Network Equipment Technologies, Inc.(a)	393,764
405,200	Powerwave Technologies, Inc.(a)	567,280
306,900	QUALCOMM, Inc.	13,810,500

		35,051,887

Computers & Peripherals 3.4%
92,116	Apple, Inc.(a)	18,414,909
225,900	Hewlett-Packard Co.	11,082,654
257,500	NetApp, Inc.(a)	7,936,150

		37,433,713

Construction & Engineering 0.8%
143,300	Chicago Bridge & Iron Co. NV(b)	2,520,647
20,500	EMCOR Group, Inc.(a)	487,900
33,300	Granite Construction, Inc.	998,001
431,900	Great Lakes Dredge & Dock Corp.	2,543,891
95,600	KBR, Inc.	1,781,028
23,000	MasTec, Inc.(a)	293,480

		8,624,947

Consumer Finance 0.8%
753,200	SLM Corp.(a)	8,262,604

Containers & Packaging 0.7%
47,300	Ball Corp.	2,337,093
96,300	Packaging Corp. of America	1,918,296
21,100	Rock-Tenn Co.(Class A Stock)	953,087
102,500	Sealed Air Corp.	2,284,725
12,700	Silgan Holdings, Inc.	680,339

		8,173,540

Diversified Consumer Services 1.9%
24,900	Bridgepoint Education, Inc.(a)(b)	397,653
292,200	Career Education Corp.(a)(b)	7,605,966
34,000	Corinthian Colleges, Inc.(a)(b)	503,880
470,600	H&R Block, Inc.	9,553,180
28,100	Hillenbrand, Inc.	514,230
19,500	ITT Educational Services, Inc.(a)	1,774,110
13,500	Pre-Paid Legal Services, Inc.(a)(b)	514,080

		20,863,099

Shares	Description	Value

COMMON STOCKS (Continued)

Diversified Financial Services 0.4%
108,800	JPMorgan Chase & Co.	4,622,912

Diversified Telecommunication Services 0.6%
45,000	CenturyTel, Inc.	1,601,550
254,400	Cincinnati Bell, Inc.(a)	758,112
393,400	Level 3 Communications, Inc.(a)(b)	491,750
285,200	tw telecom, Inc.(a)(b)	4,149,660

		7,001,072

Electric Utilities 0.3%
37,900	El Paso Electric Co.(a)(b)	750,420
96,300	Northeast Utilities	2,321,793

		3,072,213

Electrical Equipment 0.8%
31,300	AO Smith Corp.	1,312,096
24,500	Baldor Electric Co.(b)	630,875
36,900	Energy Conversion Devices, Inc.(a)(b)	366,048
31,400	EnerSys(a)	714,664
41,200	General Cable Corp.(a)	1,209,632
102,900	GrafTech International Ltd.(a)	1,513,659
111,000	GT Solar International, Inc.(a)(b)	526,140
26,800	Hubbell, Inc.(Class B Stock)	1,216,988
25,600	Powell Industries, Inc.(a)	898,560
6,500	Roper Industries, Inc.(b)	338,260

		8,726,922

Electronic Equipment & Instruments 1.1%
227,100	Agilent Technologies, Inc.(a)	6,567,732
37,500	Anixter International, Inc.(a)(b)	1,620,750
44,000	SYNNEX Corp.(a)	1,245,640
48,400	Tech Data Corp.(a)(b)	2,038,124

		11,472,246

Energy Equipment & Services 2.4%
15,700	Atwood Oceanics, Inc.(a)	591,576
32,300	Bristow Group, Inc.(a)	1,108,536
81,900	Cal Dive International, Inc.(a)	594,594
65,000	Dresser-Rand Group, Inc.(a)	1,825,200
29,900	Helmerich & Payne, Inc.	1,122,745
138,800	National Oilwell Varco, Inc.	5,971,176
49,800	Oceaneering International, Inc.(a)(b)	2,720,574
18,600	Rowan Cos., Inc.	459,234
172,800	Schlumberger Ltd.	11,040,192

Shares	Description	Value

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
10,000	SEACOR Holdings, Inc.(a)(b)	766,000

		26,199,827

Food & Staples Retailing 2.7%
41,700	BJ’s Wholesale Club, Inc.(a)(b)	1,447,407
111,600	Costco Wholesale Corp.	6,685,956
185,900	CVS/Caremark Corp.	5,764,759
341,900	Kroger Co. (The)	7,774,806
50,900	PriceSmart, Inc.	956,411
88,100	Ruddick Corp.(b)	2,345,222
201,300	United Natural Foods, Inc.(a)(b)	5,074,773

		30,049,334

Food Products 3.1%
118,100	Bunge Ltd.(b)	7,310,390
338,100	ConAgra Foods, Inc.	7,502,439
78,100	Cosan Ltd.(Class A Stock)(a)	573,254
123,100	Dean Foods Co.(a)(b)	1,957,290
139,400	Del Monte Foods Co.	1,462,306
38,400	Fresh Del Monte Produce, Inc.(a)	834,432
52,800	Treehouse Foods, Inc.(a)	1,841,136
637,100	Tyson Foods, Inc.(Class A Stock)	7,657,942
160,400	Unilever PLC (United Kingdom)	4,718,071

		33,857,260

Gas Utilities 0.4%
32,700	AGL Resources, Inc.	1,129,785
25,100	Atmos Energy Corp.	687,489
33,400	Energen Corp.	1,452,900
37,500	UGI Corp.	880,500

		4,150,674

Healthcare Equipment & Supplies 2.5%
81,800	Alcon, Inc.	12,096,584
17,900	Align Technology, Inc.(a)(b)	292,844
130,700	Baxter International, Inc.	7,129,685
47,800	Beckman Coulter, Inc.	3,105,088
33,700	Cooper Cos., Inc. (The)(b)	1,128,613
873,200	Enteromedics, Inc.(a)(b)	445,332
104,300	Hansen Medical, Inc.(a)(b)	267,008
69,900	Insulet Corp.(a)(b)	856,974
58,000	Kinetic Concepts, Inc.(a)(b)	1,955,180
49,800	Symmetry Medical, Inc.(a)	399,396

		27,676,704

Shares	Description	Value

COMMON STOCKS (Continued)

Healthcare Providers & Services 6.0%
168,000	Aetna, Inc.(b)	4,890,480
76,200	Air Methods Corp.(a)(b)	2,626,614
116,100	AMERIGROUP Corp.(a)	2,752,731
115,800	CardioNet, Inc.(a)(b)	563,946
26,400	Centene Corp.(a)	496,848
13,700	Chemed Corp.	618,966
47,500	Community Health Systems, Inc.(a)(b)	1,449,225
25,200	Gentiva Health Services, Inc.(a)(b)	595,980
61,300	HealthSouth Corp.(a)(b)	1,075,202
47,400	Kindred Healthcare, Inc.(a)	704,364
207,800	Medco Health Solutions, Inc.(a)	13,124,648
93,200	MWI Veterinary Supply, Inc.(a)(b)	3,456,788
373,300	Omnicare, Inc.(b)	8,653,094
25,800	Owens & Minor, Inc.	1,000,782
148,000	Patterson Cos., Inc.(a)(b)	3,805,080
250,100	PSS World Medical, Inc.(a)(b)	4,839,435
310,900	Tenet Healthcare Corp.(a)(b)	1,414,595
90,600	Universal Health Services, Inc.(Class B Stock)	5,063,634
160,100	WellPoint, Inc.(a)	8,650,203

		65,782,615

Healthcare Technology 0.1%
55,500	Eclipsys Corp.(a)	1,017,870
21,000	IMS Health, Inc.	448,560

		1,466,430

Hotels Restaurants & Leisure 1.0%
38,300	Ambassadors Group, Inc.	451,174
11,100	Bally Technologies, Inc.(a)	460,983
20,800	Burger King Holdings, Inc.	353,600
120,400	Cheesecake Factory, Inc. (The)(a)(b)	2,267,132
50,000	Isle of Capri Casinos, Inc.(a)(b)	378,500
43,300	Jack in the Box, Inc.(a)	808,411
37,600	Life Time Fitness, Inc.(a)(b)	849,760
62,700	Sonic Corp.(a)	604,428
131,700	Yum! Brands, Inc.	4,645,059

		10,819,047

Household Durables
29,500	M/I Homes, Inc.(a)	323,320

Shares	Description	Value

COMMON STOCKS (Continued)

Household Products 1.0%
16,500	Church & Dwight Co., Inc.(b)	974,160
92,800	Colgate-Palmolive Co.	7,812,832
36,700	Energizer Holdings, Inc.(a)	2,067,678

		10,854,670

Independent Power Producers & Energy Traders 0.7%
30,500	Mirant Corp.(a)(b)	434,320
299,500	NRG Energy, Inc.(a)(b)	7,170,030

		7,604,350

Insurance 2.1%
39,900	Aspen Insurance Holdings Ltd.	1,033,809
25,000	CNA Surety Corp.(a)	336,250
12,900	HCC Insurance Holdings, Inc.	337,077
36,500	Platinum Underwriters Holdings Ltd.	1,288,085
9,900	ProAssurance Corp.(a)	527,175
186,600	Protective Life Corp.	3,086,364
47,200	Reinsurance Group of America, Inc.(b)	2,194,800
179,900	Stancorp Financial Group, Inc.	6,676,089
109,900	Travelers Cos., Inc. (The)	5,757,661
4,400	White Mountains Insurance Group Ltd.	1,433,652

		22,670,962

Internet & Catalog Retail 1.6%
131,700	Amazon.com, Inc.(a)	17,899,347

Internet Software & Services 4.9%
157,100	Akamai Technologies, Inc.(a)(b)	3,770,400
12,539	Baidu, Inc. (China), ADR(a)	5,438,666
85,900	Digital River, Inc.(a)	2,167,257
36,100	Google, Inc.(Class A Stock)(a)	21,046,300
141,600	GSI Commerce, Inc.(a)(b)	3,163,344
537,500	IAC/InterActiveCorp(a)	10,454,375
87,800	Innodata Isogen, Inc.(a)	459,194
370,900	Limelight Networks, Inc.(a)	1,272,187
158,300	SAVVIS, Inc.(a)	1,981,916
179,400	Switch & Data Facilities Co., Inc.(a)	3,311,724

		53,065,363

IT Services 3.4%
52,200	Alliance Data Systems Corp.(a)(b)	3,183,678
92,300	Broadridge Financial Solutions, Inc.	2,028,754
19,500	CACI International, Inc.(Class A Stock)(a)	905,190
17,500	CSG Systems International, Inc.(a)	338,800

Shares	Description	Value

COMMON STOCKS (Continued)

IT Services (cont’d.)
17,400	Hewitt Associates, Inc.(Class A Stock)(a)	699,132
39,900	Mastercard, Inc.(Class A Stock)(b)	9,610,314
110,300	Sapient Corp.(a)	811,808
125,200	Total System Services, Inc.(b)	2,163,456
176,800	Visa, Inc.(Class A Stock)	14,320,800
98,200	Wright Express Corp.(a)	2,864,494

		36,926,426

Leisure Equipment & Products 0.2%
109,900	Eastman Kodak Co.(b)	445,095
45,100	Hasbro, Inc.	1,337,215

		1,782,310

Life Sciences Tools & Services 0.2%
81,700	Bruker Corp.(a)	925,661
99,900	Kendle International, Inc.(a)	1,495,503

		2,421,164

Machinery 1.2%
98,900	AGCO Corp.(a)	2,997,659
13,900	Bucyrus International, Inc.(Class A Stock)	719,881
116,600	Colfax Corp.(a)	1,448,172
45,100	Federal Signal Corp.	258,423
54,400	IDEX Corp.	1,611,872
19,400	Middleby Corp.(a)	870,090
29,200	Pentair, Inc.	878,920
97,900	RBC Bearings, Inc.(a)	2,267,364
67,000	Robbins & Myers, Inc.	1,540,330
23,900	Snap-On, Inc.	863,985

		13,456,696

Marine 0.1%
39,800	Kirby Corp.(a)(b)	1,327,330

Media 2.6%
552,800	Comcast Corp.(Class A Stock)	8,109,576
177,000	Interpublic Group of Cos., Inc.(a)	1,120,410
58,500	John Wiley & Sons, Inc.(Class A Stock)(b)	2,190,825
332,499	Liberty Global, Inc.(a)(b)	6,447,156
155,300	Regal Entertainment Group(Class A Stock)(b)	2,127,610
284,800	Walt Disney Co. (The)	8,606,656

		28,602,233

Shares	Description	Value

COMMON STOCKS (Continued)

Metals & Mining 2.2%
55,100	Agnico-Eagle Mines Ltd.(b)	3,452,566
42,700	Century Aluminum Co.(a)(b)	416,325
8,400	Compass Minerals International, Inc.	546,756
100,800	Freeport-McMoRan Copper & Gold, Inc.	8,346,240
283,100	Hecla Mining Co.(a)(b)	1,871,291
444,600	Kinross Gold Corp.	8,900,892

		23,534,070

Multiline Retail 0.9%
146,100	Big Lots, Inc.(a)(b)	3,369,066
117,900	Kohl’s Corp.(a)(b)	6,265,206

		9,634,272

Multi-Utilities 1.0%
144,800	CMS Energy Corp.(b)	2,061,952
23,200	OGE Energy Corp.	802,720
151,500	Sempra Energy	8,050,710

		10,915,382

Oil, Gas & Consumable Fuels 10.3%
79,700	Apache Corp.	7,593,816
133,700	Arch Coal, Inc.	2,788,982
68,100	Bill Barrett Corp.(a)(b)	1,944,255
46,200	Cabot Oil & Gas Corp.	1,769,460
113,000	Canadian Natural Resources Ltd.	7,586,820
107,800	Concho Resources, Inc./Midland Tx(a)	4,406,864
116,400	Encore Acquisition Co.(a)	5,240,328
82,500	EOG Resources, Inc.	7,135,425
20,700	Goodrich Petroleum Corp.(a)(b)	458,091
72,800	Noble Energy, Inc.	4,750,200
269,600	Occidental Petroleum Corp.	21,780,984
422,800	Petroleo Brasileiro SA (Brazil), ADR	21,681,184
256,027	Suncor Energy, Inc. (Canada)	9,194,072
377,300	Williams Cos., Inc. (The)	7,504,497
196,000	XTO Energy, Inc.	8,318,240

		112,153,218

Paper & Forest Products 0.1%
64,800	Glatfelter	720,576

Pharmaceuticals 4.1%
98,400	Abbott Laboratories	5,361,816
131,600	Novartis AG (Switzerland), ADR	7,316,960
10,300	Perrigo Co.	413,442

Shares	Description	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
199,900	Sanofi-Aventis SA (France), ADR(b)	7,588,204
231,300	Shire PLC (Ireland), ADR(b)	13,616,631
195,700	Teva Pharmaceutical Industries Ltd. (Israel), ADR	10,331,003

		44,628,056

Professional Services 0.4%
65,100	Administaff, Inc.	1,451,079
43,200	CBIZ, Inc.(a)	297,216
17,600	FTI Consulting, Inc.(a)(b)	814,176
11,500	Resources Connection, Inc.(a)	221,605
61,400	School Specialty, Inc.(a)	1,399,920
16,500	Watson Wyatt Worldwide, Inc.(Class A Stock)	682,110

		4,866,106

Real Estate Investment Trust 1.9%
98,200	Ashford Hospitality Trust, Inc.(b)	409,494
41,000	Capstead Mortgage Corp.(b)	585,480
1,414,400	Chimera Investment Corp.	5,700,032
301,200	Cogdell Spencer, Inc.	1,521,060
72,800	Extra Space Storage, Inc.	800,072
136,500	First Industrial Realty Trust, Inc.	608,790
17,700	Getty Realty Corp.	402,321
107,200	Hospitality Properties Trust	2,080,752
706,200	MFA Financial, Inc.	5,345,934
58,900	Potlatch Corp.(b)	1,734,016
51,700	Rayonier, Inc.	2,054,558

		21,242,509

Road & Rail 1.3%
220,400	Union Pacific Corp.	13,942,504

Semiconductors & Semiconductor Equipment 1.8%
1,329,600	Advanced Micro Devices, Inc.(a)(b)	9,320,496
41,200	Applied Micro Circuits Corp.(a)	306,116
79,600	Brooks Automation, Inc.(a)	583,468
154,100	Cavium Networks, Inc.(a)(b)	3,108,197
49,900	Intersil Corp.(Class A Stock)	644,708
61,600	MEMC Electronic Materials, Inc.(a)	741,664
304,500	PMC - Sierra, Inc.(a)	2,414,685
52,200	Power Integrations, Inc.	1,753,398
28,400	Semtech Corp.(a)(b)	454,968
35,800	Skyworks Solutions, Inc.(a)	440,698

		19,768,398

Shares	Description	Value

COMMON STOCKS (Continued)

Software 6.5%
313,500	Adobe Systems, Inc.(a)	10,997,580
508,200	CA, Inc.	11,231,220
180,400	Cadence Design Systems, Inc.(a)	1,082,400
269,000	CommVault Systems, Inc.(a)	5,595,200
192,100	Compuware Corp.(a)	1,333,174
52,900	Informatica Corp.(a)(b)	1,187,605
520,500	Microsoft Corp.	15,307,905
122,000	Quest Software, Inc.(a)	2,053,260
31,800	Red Hat, Inc.(a)	849,060
45,500	S1 Corp.(a)	271,180
688,500	Symantec Corp.(a)	12,220,875
30,200	Synopsys, Inc.(a)	678,594
44,800	TeleCommunication Systems, Inc.(Class A Stock)(a)(b)	377,664
144,500	TiVo, Inc.(a)	1,430,550
141,000	VMware, Inc.(Class A Stock)(a)	5,919,180

		70,535,447

Specialty Retail 0.6%
7,600	Aeropostale, Inc.(a)	239,400
63,700	AutoNation, Inc.(a)(b)	1,124,305
32,700	Guess?, Inc.(b)	1,211,535
9,500	JOS A Bank Clothiers, Inc.(a)	387,695
42,200	Petsmart, Inc.(b)	1,086,228
37,100	RadioShack Corp.	699,706
236,700	Sally Beauty Holdings, Inc.(a)(b)	1,652,166

		6,401,035

Textiles, Apparel & Luxury Goods 1.8%
160,000	Coach, Inc.	5,560,000
128,700	Iconix Brand Group, Inc.(a)	1,449,162
122,090	NIKE, Inc.(Class B Stock)(b)	7,922,420
49,200	Phillips-Van Heusen Corp.	1,968,000
28,000	True Religion Apparel, Inc.(a)(b)	516,320
11,000	Unifirst Corp.	483,450
51,700	Warnaco Group, Inc. (The)(a)	2,104,707

		20,004,059

Thrifts & Mortgage Finance 0.1%
267,300	MGIC Investment Corp.(a)(b)	1,069,200
221,300	PMI Group, Inc. (The)(b)	407,192

		1,476,392

Wireless Telecommunication Services 1.7%
250,296	NII Holdings, Inc.(a)	7,458,821
207,100	NTELOS Holdings Corp.	3,481,351

Shares	Description		Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services (cont’d.)
220,100	SBA Communications Corp.(Class A Stock)(a)(b)		7,052,004
34,900	USA Mobility, Inc.		348,302

			18,340,478

	Total long-term investments (cost $838,286,712)		1,077,050,161

SHORT-TERM INVESTMENT 15.2%

Affiliated Money Market Mutual Fund

	166,379,414	Dryden Core Investment Fund - Taxable Money Market Series (cost $166,379,414; includes $150,086,080 of cash collateral received for securities on loan)(c)(d)	166,379,414

		Total Investments (e) 113.7% (cost $1,004,666,126)(f)	1,243,429,575
		Liabilities in excess of other assets (13.7%)	(150,020,499)

		Net Assets 100.0%	$1,093,409,076

The following abbreviations are used in the portfolio descriptions:

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $145,385,708; cash collateral of $150,086,080 (included in liabilities) was received with which the Fund purchased highly liquied short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of November 30, 2009, 1 security representing $4,718,071 and 0.4% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation

$ 1,024,073,532	$231,804,268	$(12,448,225)	$219,356,043

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,072,332,090	4,718,071	—
Affiliated Money Market Mutual Fund	166,379,414	—	—

	1,238,711,504	4,718,071	—

Other Financial Instruments*	—	—	—

Total	$1,238,711,504	$4,718,071	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2009 and November 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments

(Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Blend Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 26, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 26, 2010

*	Print the name and title of each signing officer under his or her signature.